Commitments and Contingencies (Details 1) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	$ 4,786
2019
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	1,327
2020
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	927
2021
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	475
2022
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	455
2023
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	447
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum commitments under long-term non-cancellable operating leases	$ 1,155